INVESCO BOND FUNDS, INC.

         INVESTOR CLASS, CLASS A, CLASS B, CLASS C AND CLASS K SHARES OF

             INVESCO HIGH YIELD FUND AND INVESCO SELECT INCOME FUND

                                       AND

             INVESTOR CLASS, CLASS A, CLASS B AND CLASS C SHARES OF

     INVESCO TAX-FREE BOND FUND AND INVESCO U.S. GOVERNMENT SECURITIES FUND

                         SUPPLEMENT DATED JUNE 30, 2003
                      TO PROSPECTUS DATED DECEMBER 31, 2002

          THIS SUPPLEMENT SUPERCEDES THE SUPPLEMENT DATED JUNE 12, 2003

Effective July 1, 2003, A I M Distributors, Inc. (the "distributor") will be the Funds' distributor and will be responsible for the sale of the Funds' shares. All references in this Prospectus shall refer to A I M Distributors, Inc. after that date. The distributor's address is: A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

INVESCO, A I M Capital Management, Inc., and the distributor are subsidiaries of AMVESCAP PLC.

                             INVESCO HIGH YIELD FUND

The Board of Directors of INVESCO Bond Funds, Inc. ("Seller") unanimously approved, on June 9, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which INVESCO High Yield Fund ("Selling Fund"), a series of Seller, would transfer all of its assets and liabilities to AIM High Yield Fund ("Buying Fund"), a series of AIM Investment Securities Funds (the "Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

INVESCO Funds Group, Inc. ("INVESCO") serves as the investment advisor to Selling Fund and A I M Advisors, Inc. ("AIM") serves as the investment advisor to Buying Fund. Both investment advisors are wholly owned subsidiaries of AMVESCAP PLC ("AMVESCAP"), an independent global investment management company. The Reorganization is part of an integration initiative announced on March 27, 2003, by AMVESCAP, with respect to its North American mutual fund operations.

One component of AMVESCAP's integration initiative is the rationalization and streamlining of the various funds within The AIM Family of Funds(R) and the INVESCO Family of Funds. In that regard, AMVESCAP has undertaken an extensive review of these funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete in the same space for shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Reducing the number of funds both within The AIM Family of Funds(R) and the INVESCO Family of Funds will allow AIM and INVESCO to concentrate on managing their core products.

In AMVESCAP's view, AIM has best developed the expertise and resources for managing funds with an investment objective and strategies similar to those of Selling Fund and should therefore manage the combined fund. AMVESCAP's belief is that the Reorganization will allow Buying Fund the best available opportunities for investment management, growth prospects and potential economies of scale.

The Board of Directors of Seller, including the independent directors, has determined that the Reorganization is advisable and in the best interests of Selling Fund and that the interests of the shareholders of Selling Fund will not be diluted as a result of the Reorganization.

The investment objectives of Selling Fund and Buying Fund are similar. Selling Fund's investment objective is high level of current income and secondarily, capital appreciation. Buying Fund's investment objective is high level of current income.

The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around October 21, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

It is anticipated that Selling Fund will be closed to new investors during the fourth quarter of 2003.

                           INVESCO TAX-FREE BOND FUND

The Board of Directors of INVESCO Bond Funds, Inc. ("Seller") unanimously approved, on June 9, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which INVESCO Tax-Free Bond Fund ("Selling Fund"), a series of Seller, would transfer all of its assets and liabilities to AIM Municipal Bond Fund ("Buying Fund"), a series of AIM Investment Securities Funds (the
"Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

INVESCO Funds Group, Inc. ("INVESCO") serves as the investment advisor to Selling Fund and A I M Advisors, Inc. ("AIM") serves as the investment advisor to Buying Fund. Both investment advisors are wholly owned subsidiaries of AMVESCAP PLC ("AMVESCAP"), an independent global investment management company. The Reorganization is part of an integration initiative announced on March 27, 2003, by AMVESCAP, with respect to its North American mutual fund operations.

One component of AMVESCAP's integration initiative is the rationalization and streamlining of the various funds within The AIM Family of Funds(R) and the INVESCO Family of Funds. In that regard, AMVESCAP has undertaken an extensive review of these funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete in the same space for shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Reducing the number of funds both within The AIM Family of Funds(R) and the INVESCO Family of Funds will allow AIM and INVESCO to concentrate on managing their core products.

In AMVESCAP's view, AIM has best developed the expertise and resources for managing funds with an investment objective and strategies similar to those of Selling Fund and should therefore manage the combined fund. AMVESCAP's belief is that the Reorganization will allow Buying Fund the best available opportunities for investment management, growth prospects and potential economies of scale.

The Board of Directors of Seller, including the independent directors, has determined that the Reorganization is advisable and in the best interests of Selling Fund and that the interests of the shareholders of Selling Fund will not be diluted as a result of the Reorganization.

The investment objectives of Selling Fund and Buying Fund are similar. Selling Fund's investment objective is high level of current income. Buying Fund's investment objective is high level of current income exempt from federal income taxes, consistent with the preservation of principal.

The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around October 21, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

It is anticipated that Selling Fund will be closed to new investors during the fourth quarter of 2003.

                           INVESCO SELECT INCOME FUND

The Board of Directors of INVESCO Bond Funds, Inc. ("Seller") unanimously approved, on June 9, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which INVESCO Select Income Fund ("Selling Fund"), a series of Seller, would transfer all of its assets and liabilities to AIM Income Fund ("Buying Fund"), a series of AIM Investment Securities Funds (the "Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

INVESCO Funds Group, Inc. ("INVESCO") serves as the investment advisor to Selling Fund and A I M Advisors, Inc. ("AIM") serves as the investment advisor to Buying Fund. Both investment advisors are wholly owned subsidiaries of AMVESCAP PLC ("AMVESCAP"), an independent global investment management company. The Reorganization is part of an integration initiative announced on March 27, 2003, by AMVESCAP, with respect to its North American mutual fund operations.

One component of AMVESCAP's integration initiative is the rationalization and streamlining of the various funds within The AIM Family of Funds(R) and the INVESCO Family of Funds. In that regard, AMVESCAP has undertaken an extensive review of these funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete in the same space for shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Reducing the number of funds both within The AIM Family of Funds(R) and the INVESCO Family of Funds will allow AIM and INVESCO to concentrate on managing their core products.

In AMVESCAP's view, AIM has best developed the expertise and resources for managing funds with an investment objective and strategies similar to those of Selling Fund and should therefore manage the combined fund. AMVESCAP's belief is that the Reorganization will allow Buying Fund the best available opportunities for investment management, growth prospects and potential economies of scale.

The Board of Directors of Seller, including the independent directors, has determined that the Reorganization is advisable and in the best interests of Selling Fund and that the interests of the shareholders of Selling Fund will not be diluted as a result of the Reorganization.

The investment objectives of Selling Fund and Buying Fund are similar. Selling Fund's investment objective is high level of current income and secondarily, capital appreciation. Buying Fund's investment objective is high level of current income consistent with reasonable concern for safety of principal.

The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around October 21, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

It is anticipated that Selling Fund will be closed to new investors during the fourth quarter of 2003.

                     INVESCO U.S. GOVERNMENT SECURITIES FUND

The Board of Directors of INVESCO Bond Funds, Inc. ("Seller") unanimously approved, on June 9, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which INVESCO U.S. Government Securities Fund ("Selling Fund"), a series of Seller, would transfer all of its assets and liabilities to AIM Intermediate Government Fund ("Buying Fund"), a series of AIM Investment Securities Funds (the "Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

INVESCO Funds Group, Inc. ("INVESCO") serves as the investment advisor to Selling Fund and A I M Advisors, Inc. ("AIM") serves as the investment advisor to Buying Fund. Both investment advisors are wholly owned subsidiaries of AMVESCAP PLC ("AMVESCAP"), an independent global investment management company. The Reorganization is part of an integration initiative announced on March 27, 2003, by AMVESCAP, with respect to its North American mutual fund operations.

One component of AMVESCAP's integration initiative is the rationalization and streamlining of the various funds within The AIM Family of Funds(R) and the INVESCO Family of Funds. In that regard, AMVESCAP has undertaken an extensive review of these funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete in the same space for shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Reducing the number of funds both within The AIM Family of Funds(R) and the INVESCO Family of Funds will allow AIM and INVESCO to concentrate on managing their core products.

In AMVESCAP's view, AIM has best developed the expertise and resources for managing funds with an investment objective and strategies similar to those of Selling Fund and should therefore manage the combined fund. AMVESCAP's belief is that the Reorganization will allow Buying Fund the best available opportunities for investment management, growth prospects and potential economies of scale.

The Board of Directors of Seller, including the independent directors, has determined that the Reorganization is advisable and in the best interests of Selling Fund and that the interests of the shareholders of Selling Fund will not be diluted as a result of the Reorganization.

The investment objectives of Selling Fund and Buying Fund are similar. Selling Fund's investment objective is high level of current income and secondarily capital appreciation. Buying Fund's investment objective is high level of current income consistent with reasonable concern for safety of principal.

The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around October 21, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

It is anticipated that Selling Fund will be closed to new investors during the fourth quarter of 2003.

Effective August 18, 2003, the section of the Prospectus entitled "Fees And Expenses" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

                                        Investor Class    Class A          Class B       Class C          Class K
Maximum Front-End Sales Charge
 on purchases as a percentage of
 offering price                              None          4.75%             None          None            None
Maximum Contingent Deferred Sales
 Charge (CDSC) as a percentage of
 the lower of the total original cost
 or current market value of the shares       None          None(1)          5.00%(2)      1.00%(2)         None(1)
Maximum Sales Charge on reinvested
 dividends/distributions                     None          None              None          None            None


HIGH YIELD fund ONLY
Redemption Fee (as a percentage of
 amount redeemed)                           2.00%(3)       None              None          None            None
Exchange Fee                                2.00%(3)       None              None          None            None

(1) If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption. For qualified plans investing in Class A shares, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. Please see the sections entitled "How To Buy Shares" and "How To Sell Shares."

(2) A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."

(3) A 2% fee is charged on redemptions or exchanges of shares held three months or less, other than shares acquired through reinvestment of dividends and distributions.

Effective July 1, 2003, the section of the Prospectus entitled "Portfolio Managers" is amended to (i) delete the first paragraph and (ii) substitute the following in its place:

     The following individuals are primarily responsible for the day-to-day management of their respective Fund's portfolio holdings:

     FUND                           PORTFOLIO MANAGERS

     High Yield                     Peter Ehret
                                    Carolyn L. Gibbs

     Select Income                  Robert G. Alley
                                    Jan H. Friedli
                                    Carolyn L. Gibbs
                                    Scot W. Johnson

     Tax-Free Bond                  Richard A. Berry
                                    Stephen D. Turman

     U.S. Government Securities     Clint W. Dudley
                                    Scot W. Johnson

In addition, the section of the Prospectus entitled "Portfolio Managers" is amended to add the following paragraphs after the fifth paragraph:

Effective July 1, 2003, the below referenced portfolio managers are dual employees of INVESCO Funds Group, Inc. (the "advisor") and A I M Advisors, Inc. ("AIM Advisors").

                                 HIGH YIELD FUND

     o PETER EHRET, Senior Portfolio Manager, has been responsible for INVESCO High Yield Fund since July 1, 2003. He has been responsible for AIM High Yield Fund since 2001 and has been associated with AIM Advisors and/or its affiliates since 2001. From 1999 to 2001, he was director of high yield research and portfolio manager for Van Kampen Investment Advisory Corp. where he was associated since 1992.

     o CAROLYN L. GIBBS, Senior Portfolio Manager, has been responsible for INVESCO High Yield Fund since July 1, 2003. She has been responsible for AIM High Yield Fund since 2000 and has been associated with AIM Advisors and/or its affiliates since 1992.

They are  assisted  by the High Yield  Taxable  Team.  More  information  on the
management     team    may    be    found    on    the     advisor's     website
(http://www.invescofunds.com).

                               SELECT INCOME FUND

     o ROBERT G. ALLEY, Senior Portfolio Manager, has been responsible for INVESCO Select Income Fund since July 1, 2003. He has been responsible for AIM Income Fund since 1992 and has been associated with AIM Advisors and/or its affiliates since 1992.

     o JAN H. FRIEDLI, Senior Portfolio Manager, has been responsible for INVESCO Select Income Fund since July 1, 2003. He has been responsible for AIM Income Fund since 1999 and has been associated with AIM Advisors and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management.

     o CAROLYN L. GIBBS, Senior Portfolio Manager, has been responsible for INVESCO Select Income Fund since July 1, 2003. She has been responsible for AIM Income Fund since 1995 and has been associated with AIM Advisors and/or its affiliates since 1992.

     o SCOT W. JOHNSON, Portfolio Manager, has been responsible for INVESCO Select Income Fund since July 1, 2003. He has been responsible for AIM Income Fund since 2002 and has been associated with AIM Advisors and/or its affiliates since 1994.

They  are  assisted  by the  Investment  Grade  Team.  More  information  on the
management     team    may    be    found    on    the     advisor's     website
(http://www.invescofunds.com).

                               TAX-FREE BOND FUND

     o RICHARD R. BERRY, Senior Portfolio Manager, has been responsible for INVESCO Tax-Free Bond Fund since April 2000. He has been responsible for AIM Municipal Bond Fund since 1992 and has been associated with AIM Advisors and/or its affiliates since 1987.

     o STEPHAN D. TURMAN, Senior Portfolio Manager, has been responsible for INVESCO Tax-Free Bond Fund since April 2000. He has been responsible for AIM Municipal Bond Fund since 1992 and has been associated with AIM Advisors and/or its affiliates since 1985.

They are assisted by the Municipal Bond Team. More information the management team may be found on the advisor's website (http://www.invescofunds.com).

                         U.S. GOVERNMENT SECURITIES FUND

     o CLINT W. DUDLEY, Portfolio Manager, has been responsible for INVESCO U.S. Government Securities Fund since July 1, 2003. He has been responsible for AIM Intermediate Government Fund since 2001 and has been associated with AIM Advisors and/or its affiliates since 1998. Prior to 1998, he was a full time student.

     o SCOT W. JOHNSON, Portfolio Manager, has been responsible for INVESCO U.S. Government Securities Fund since July 1, 2003. He has been responsible for AIM Intermediate Government Fund since 1998 and has been associated with AIM Advisors and/or its affiliates since 1994.

More information on the management team may be found on the advisor's website (http://www.invescofunds.com).

Effective August 18, 2003, the section of the Prospectus entitled "How To Buy Shares" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

With the exception of Class A shares, there is no charge to invest directly through INVESCO. Class A shares are subject to a front-end sales charge. For more information on this charge, please see the subsection entitled "Sales Charges." If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the lower of the total original cost or current market value of the shares may be assessed. With respect to redemption of Class C shares held twelve months or less, a CDSC of 1% of the lower of the total original cost or current market value of the shares may be assessed. With respect to Class K shares, if you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, C, or K shares acquired through reinvestment of dividends or other distributions, or Class A, B, C, or K shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions."

Effective August 18, 2003, the section of the Prospectus entitled "How To Buy Shares - Choosing A Share Class" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

      In addition, you should also consider the factors below:

                                Investor
                                Class       Class A           Class B           Class C           Class K
Initial Sales Charge            None        4.75%             None              None              None

CDSC(1)                         None        1% on certain     1%-5% for         1% for shares     0.70% on certain
                                            purchases held    shares held       held less than    purchases
                                            less than 18      less than         12 months         held less than
                                            months            6 years                             12 months

12b-1 Fee                       0.25%       0.35%             1.00%             1.00%             0.45%

Conversion                      No          No                Yes(2)            No                No

Purchase Order
Maximum                         None        None              $250,000          $1,000,000        None

(1) Please see the subsection entitled "Sales Charges" below and the section of the Funds' Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions" for more information regarding CDSC charges and dealer concessions.

(2) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

Effective August 18, 2003, the section of the Prospectus entitled "How To Buy Shares - Sales Charges (Class A, B, C And K Only)" is amended to (i) delete the third, fourth, seventh, eighth, and tenth paragraphs in their entirety and (ii) substitute the following, respectively, in their place:

     CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS A AND CLASS K SHARES. You can purchase $1,000,000 or more of Class A shares at net asset value, and the distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more. However, if you purchase shares worth $1,000,000 or more, they may be subject to a CDSC of 1% if you redeem them prior to eighteen months after the date of purchase. We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption will be compared with the earliest purchase date of shares held in your account. If your holding period is less than eighteen months, the CDSC may be assessed on the amount of the lower of the total original cost or current market value of the shares. For qualified plans investing in Class A shares, you may pay a CDSC of 1% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account.

     CDSC FOR CLASS B AND CLASS C SHARES. You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to CDSC in the following percentages. If your holding period is less than six years for Class B shares and twelve months for Class C shares, the CDSC may be assessed on the amount of the lower of the total original cost or current market value of the shares.

     Year Since
     Purchase Made                  Class B           Class C

     First                          5%                1%
     Second                         4%                None
     Third                          3%                None
     Fourth                         3%                None
     Fifth                          2%                None
     Sixth                          1%                None
     Seventh and following          None(1)           None

     (1) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

          RIGHTS OF ACCUMULATION. You may combine your new purchases of Class A shares with shares currently owned (Class A, B, C, or K) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

          LETTER OF INTENT. Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of a Fund during a thirteen-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the thirteen-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

      You will not pay a CDSC:
          o if you purchase less than $1,000,000 of Class A shares;
          o if you purchase $1,000,000 or more of Class A shares and hold those shares for more than eighteen months;
          o if you redeem Class B shares you held for more than six years;

          o if you  redeem  Class C shares  you held  for  more  than  twelve months;
          o if you participate in the periodic withdrawal program and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period. The value of your shares, and applicable twelve-month period, will be calculated based upon the value of your account on, and the date of, the first periodic withdrawal;
          o if you redeem shares acquired through reinvestment of dividends and distributions;
          o if you are a participant in a qualified retirement plan and redeem Class C shares or Class K shares in order to fund a distribution;
          o if you are a qualified plan investing in Class A shares or Class K shares and elect to forego any dealer concession;
          o on increases in the net asset value of your shares;
          o to pay account fees;
          o for IRA distributions due to death or disability or periodic distribution based on life expectancy;
          o to return excess contributions (and earnings, if applicable) from retirement plan accounts; or
          o for redemptions following the death of a shareholder or beneficial owner.

Effective August 18, 2003, the section of the Prospectus entitled "How To Sell Shares" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

     Various fees may apply to Fund redemptions. You may be charged a CDSC at the time of redemption depending how long you have held your shares. If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the lower of the total original cost or current market value of the shares may be assessed. With respect to redemption of Class C shares held twelve months or less, a CDSC of 1% of the lower of the total original cost or current market value of the shares may be assessed. With respect to Class K shares, if you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, C, or K shares acquired through reinvestment of dividends or other distributions, or Class A, B, C, or K shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions."

The back cover page of the Prospectus is amended to (i) delete the first sentence of the last paragraph and (ii) substitute the following in its place:

Effective July 1, 2003, to obtain a free copy of the current Prospectus, SAI, annual report, and semiannual report, write to A I M Fund Services, Inc., P. O. Box 4739, Houston, Texas 77210-4739; or call 1-800-347-4246.